Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 70% Portfolio
March 31, 2026
VF70-NPRT1-0526
1.847120.119
Bond Funds - 22.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,548,702	13,876,374
Fidelity High Income Fund (b)	3,449,701	27,632,108
Fidelity Inflation-Protected Bond Index Fund (b)	5,455,600	49,918,740
Fidelity Long-Term Treasury Bond Index Fund (b)	160,202	1,473,855
Fidelity New Markets Income Fund (b)	97,668	1,326,334
Fidelity Total Bond Fund (b)	26,622,563	255,044,153
VIP Investment Grade Bond II Portfolio - Investor Class (b)	26,915,986	254,894,389
TOTAL BOND FUNDS (Cost $606,556,194)		604,165,953

Domestic Equity Funds - 44.6%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	677,489	33,955,749
Fidelity Commodity Strategy Fund (b)	202,630	23,857,684
Fidelity Contrafund (b)	1,409,576	32,363,872
Fidelity Enhanced Large Cap Core ETF (b)	186,467	6,763,158
Fidelity Fundamental Small-Mid Cap ETF (b)	1,073,216	34,289,251
Fidelity Hedged Equity Fund (b)	2,296,840	32,844,808
Fidelity Real Estate Investment Portfolio (b)	135,650	5,301,188
Fidelity Stock Selector Small Cap Fund (b)	1,787,656	78,817,756
VIP Stock Selector Portfolio - Investor Class (b)	63,448,102	885,735,511
VIP Value Strategies Portfolio - Investor Class (b)	2,672,860	44,716,944
TOTAL DOMESTIC EQUITY FUNDS (Cost $883,953,149)		1,178,645,921

International Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	421,162	33,785,590
Fidelity Emerging Markets Fund (b)	3,327,390	167,500,830
Fidelity Enhanced International ETF (b)	2,053,374	76,385,513
Fidelity Global Commodity Stock Fund (b)	233,671	6,531,107
Fidelity Infrastructure Fund (b)	163,896	2,892,757
Fidelity International Capital Appreciation Fund (b)	2,211,824	75,179,890
Fidelity International Discovery Fund (b)	1,125,319	62,972,859
Fidelity International Small Cap Opportunities Fund (b)	1,324,565	28,239,716
Fidelity Japan Smaller Companies Fund (b)	396,632	7,028,323
Fidelity Overseas Fund (b)	2,454,443	171,933,755
Fidelity Total International Equity Fund (b)	5,569,165	83,871,630
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $529,062,759)		716,321,970

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	170,000	169,743
US Treasury Bills 0% 4/2/2026 (d)	3.56	30,000	29,997
US Treasury Bills 0% 4/30/2026 (d)	3.59 to 3.62	520,000	518,480
US Treasury Bills 0% 4/9/2026 (d)	3.54 to 3.55	560,000	559,551
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	60,000	59,739
US Treasury Bills 0% 5/28/2026 (d)	3.63	20,000	19,884
US Treasury Bills 0% 5/7/2026 (d)	3.62	1,250,000	1,245,447
US Treasury Bills 0% 6/11/2026 (d)	3.64	120,000	119,149
US Treasury Bills 0% 6/18/2026 (d)	3.63	80,000	79,377
US Treasury Bills 0% 6/25/2026 (d)	3.64	150,000	148,729
US Treasury Bills 0% 6/4/2026 (d)	3.63	200,000	198,715
US Treasury Bills 0% 7/2/2026 (d)	3.64	220,000	217,974
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,366,893)			3,366,785

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $140,447,209)	3.69	140,419,125	140,447,209

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,163,386,204)	2,642,947,838
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,987,814
NET ASSETS - 100.0%	2,644,935,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	153	6/2026	22,193,415	47,072
ICE MSCI Emerging Markets Index Contracts (United States)	391	6/2026	28,437,430	(216,891)

TOTAL EQUITY CONTRACTS				(169,819)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	356	6/2026	39,516,000	(676,510)
CBOT US Treasury Ultra Bond Contracts (United States)	113	6/2026	13,143,313	44,442

TOTAL INTEREST RATE CONTRACTS				(632,068)

TOTAL FUTURES CONTRACTS				(801,887)
The notional amount of long futures as a percentage of Net Assets is 3.9%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,366,785.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,459,146	79,435,576	34,447,513	1,109,592	(159)	159	140,447,209	140,419,125	0.2%
Total	95,459,146	79,435,576	34,447,513	1,109,592	(159)	159	140,447,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	37,153,497	-	-	-	-	(3,197,748)	33,955,749	677,489
Fidelity Canada Fund	38,165,486	376,317	5,873,355	-	211,654	905,488	33,785,590	421,162
Fidelity Commodity Strategy Fund	15,398,146	5,732,616	247,328	-	19,734	2,954,516	23,857,684	202,630
Fidelity Contrafund	34,262,408	414,483	425,851	58,977	(3,278)	(1,883,890)	32,363,872	1,409,576
Fidelity Emerging Markets Fund	185,026,221	2,239,061	22,535,492	-	5,721,349	(2,950,309)	167,500,830	3,327,390
Fidelity Enhanced International ETF	58,868,377	21,293,597	3,795,523	562,624	(130,535)	149,597	76,385,513	2,053,374
Fidelity Enhanced Large Cap Core ETF	7,117,445	-	-	19,020	-	(354,287)	6,763,158	186,467
Fidelity Floating Rate High Income Fund	17,760,123	398,283	4,051,463	244,632	(153,891)	(76,678)	13,876,374	1,548,702
Fidelity Fundamental Small-Mid Cap ETF	32,936,999	-	-	42,929	-	1,352,252	34,289,251	1,073,216
Fidelity Global Commodity Stock Fund	5,272,465	50,639	60,715	-	1,959	1,266,759	6,531,107	233,671
Fidelity Hedged Equity Fund	33,690,498	550,167	-	-	-	(1,395,857)	32,844,808	2,296,840
Fidelity High Income Fund	40,087,330	764,137	12,955,910	456,810	576,004	(839,453)	27,632,108	3,449,701
Fidelity Inflation-Protected Bond Index Fund	49,861,968	534,533	640,881	-	(1,365)	164,485	49,918,740	5,455,600
Fidelity Infrastructure Fund	2,750,168	-	-	-	-	142,589	2,892,757	163,896
Fidelity International Capital Appreciation Fund	74,304,358	6,888,797	1,778,549	-	(69,100)	(4,165,616)	75,179,890	2,211,824
Fidelity International Discovery Fund	58,082,045	7,616,413	910,409	-	(3,942)	(1,811,248)	62,972,859	1,125,319
Fidelity International Small Cap Opportunities Fund	29,175,097	308,787	594,290	-	(80,827)	(569,051)	28,239,716	1,324,565
Fidelity Japan Smaller Companies Fund	6,655,489	-	-	-	-	372,834	7,028,323	396,632
Fidelity Long-Term Treasury Bond Index Fund	1,463,912	28,528	4,017	14,462	7	(14,575)	1,473,855	160,202
Fidelity New Markets Income Fund	1,330,469	15,475	-	15,477	-	(19,610)	1,326,334	97,668
Fidelity Overseas Fund	229,633,071	3,141,111	58,094,748	-	8,730,289	(11,475,968)	171,933,755	2,454,443
Fidelity Real Estate Investment Portfolio	5,141,500	56,267	67,461	-	613	170,269	5,301,188	135,650
Fidelity Stock Selector Small Cap Fund	79,277,566	831,087	4,573,098	-	448,827	2,833,374	78,817,756	1,787,656
Fidelity Total Bond Fund	252,308,727	9,382,001	4,251,103	2,586,516	(19,009)	(2,376,463)	255,044,153	26,622,563
Fidelity Total International Equity Fund	76,425,117	11,245,344	4,073,989	-	(144,331)	419,489	83,871,630	5,569,165
VIP Investment Grade Bond II Portfolio - Investor Class	252,200,173	6,457,511	3,754,550	80,764	(10,183)	1,438	254,894,389	26,915,986
VIP Stock Selector Portfolio - Investor Class	910,626,688	17,019,674	15,428,402	-	68,425	(26,550,874)	885,735,511	63,448,102
VIP Value Strategies Portfolio - Investor Class	42,162,855	475,584	569,627	-	4,198	2,643,934	44,716,944	2,672,860
	2,577,138,198	95,820,412	144,686,761	4,082,211	15,166,598	(44,304,603)	2,499,133,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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